SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 24, 2022
Property, Plant and Equipment [Line Items]
Cash and cash equivalent	$ 510,797		$ 510,797		$ 315,788	$ 11,012
Selling and marketing expense	$ 9,929	$ 164,245	$ 17,116	$ 211,410	$ 690,212	$ 215,717
Percentage of selling and marketing expense			1.43%	17.49%	36.73%	12.41%
Research and development expense			$ 0	$ 0	$ 46,960
Asset impairment charges			$ 0	0		$ 0
Contributed tangible software					772,000	$ 514,668	$ 772,000
Software's useful life	3 years		3 years			3 years
Amortization of intangible assets			$ 134,839		$ 57,516	$ 235,740
Contributed tangible software	$ 758,316		$ 758,316
Anti-dilutive shares issued and outstanding			313,319,980		63,660,926	67,286,621
Contributed tangible software			$ (518,853)		$ 758,316	$ (257,333)
Contributed Software Code [Member]
Property, Plant and Equipment [Line Items]
Software's useful life						3 years
Amortization of intangible assets					0	$ 257,333
Cost of software code					514,668	772,000
500K Notes Payable [Member]
Property, Plant and Equipment [Line Items]
Contributed tangible software	758,316		758,316
Software Development Cost [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets			134,839	$ 129,410	57,516	172,547
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets			518,853		57,516	230,063
Capitalized software	1,507,837		1,507,837		981,522	1,265,974
Unamortized balance of capitalized software	$ 988,984		$ 988,984		$ 924,007	1,035,912
Computer Software, Intangible Asset [Member] | Revision of Prior Period, Adjustment [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets						189,926
Capitalized software						1,180,909
Unamortized balance of capitalized software						$ 993,984